Acquisitions - LOGICnow Acquisition, Additional Information (Details) - LOGICnow - USD ($)	1 Months Ended	11 Months Ended
	May 31, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Purchase price	$ 499,500,000
Cash acquired from acquisition	6,900,000
Purchase price, equity financing	190,000,000
Purchase price, debt financing	253,800,000
Acquisition related costs		$ 10,100,000
Goodwill expected to be deductible for tax purposes	$ 0
Pro forma information, revenue since acquisition date		57,500,000
Pro forma information, net loss since acquisition date		$ 10,700,000